Financial Instruments (Schedule of Fair Values of Remaining Financial Liabilities) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Debentures, including current maturities and interest payable, Carrying Amount		₪ (3,160)	₪ (2,973)
Debentures, including current maturities and interest payable, Fair value	[1]	(3,329)	(2,954)
Long-term loans from financial institutions, including current maturities and interest payable, Carrying Amount		(188)	(401)
Long-term loans from financial institutions, including current maturities and interest payable, Fair value	[1]	₪ (192)	₪ (406)

[1]	The fair value as of December 31, 2020 includes principal and interest in a total sum of approximately NIS 62 million, paid in January 2021, after the end of the reporting period. The fair value as of December 31, 2019 includes principal and interest in a total sum of approximately NIS 278 million, paid in January 2020.